Deferred Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Policy Acquisition Costs [Line Items]
Balance, beginning of year	$ 118,319	$ 104,002	$ 92,245
Capitalization	13,531	16,906	17,321
Interest	6,197	5,541	5,011
Amortization	(11,563)	(7,383)	(16,169)
Change in shadow DAC	7,890	(747)	5,594
Balance, end of year	$ 134,374	$ 118,319	$ 104,002